Financial Instruments Held to Maturity	12 Months Ended
Dec. 31, 2017
Financial Instruments Held to Maturity [Abstract]
Disclosure of Financial Instruments Held to Maturity [text block]

Financial Instruments Held to Maturity

In the first quarter of 2016, the Group began to use the Held to Maturity category to more appropriately present income and capital volatility in its banking book. In addition to managing the Group’s existing banking book exposure to interest rates, this accounting classification supports certain of the Group’s asset liability management objectives, e.g. maturity transformation.

The Group reclassified € 3.2 billion of securities held Available for Sale to Held to Maturity investments effective January 4, 2016. All reclassified assets are high quality Government, supranational and agency bonds and are managed by Group Treasury as part of the Group’s Strategic Liquidity Reserve.

Carrying values and fair values of financial assets reclassified from Available for Sale to Held to Maturity

	Dec 31, 2017		Dec 31, 2016
in € m.	Carrying value (CV)	Fair Value (FV)	Carrying value (CV)	Fair Value (FV)
Debt securities reclassified:
G7 Government bonds	423	434	428	446
Other Government, supranational and agency bonds	2,747	2,804	2,778	2,859
Total financial assets reclassified to Held-to-Maturity	3,170	3,238	3,206	3,305